Operations And Organization	12 Months Ended
Dec. 31, 2015
Operations And Organization [Abstract]
Operations And Organization
OPERATIONS AND ORGANIZATION:
Financial Statement Presentation
The consolidated financial statements of Energy Transfer Equity, L.P. (the “Partnership,” “we” or “ETE”) presented herein for the years ended December 31, 2015, 2014, and 2013, have been prepared in accordance with GAAP and pursuant to the rules and regulations of the SEC. We consolidate all majority-owned subsidiaries and limited partnerships, which we control as the general partner or owner of the general partner. All significant intercompany transactions and accounts are eliminated in consolidation.
Unless the context requires otherwise, references to “we,” “us,” “our,” the “Partnership” and “ETE” mean Energy Transfer Equity, L.P. and its consolidated subsidiaries, which include ETP, ETP GP, ETP LLC, ETE Common Holdings, LLC, Panhandle (or Southern Union prior to its merger into Panhandle in January 2014), Sunoco Logistics, Sunoco LP and ETP Holdco. References to the “Parent Company” mean Energy Transfer Equity, L.P. on a stand-alone basis.
As discussed in Note 8, in January 2014 and July 2015, the Partnership completed two-for-one splits of ETE Common Units. All references to unit and per unit amounts in the consolidated financial statements and in these notes to the consolidated financial statements have been adjusted to reflect the effects of the unit splits for all periods presented.
At December 31, 2015, our interests in ETP and Sunoco LP consisted of 100% of the respective general partner interests and IDRs, as well as 2.6 million ETP common units and 81.0 million ETP Class H units held by us or our wholly-owned subsidiaries. We also own 0.1% of Sunoco Partners LLC, the entity that owns the general partner interest and IDRs of Sunoco Logistics, while ETP owns the remaining 99.9% of Sunoco Partners LLC. Additionally, ETE owns 100 ETP Class I Units, the distributions from which offset a portion of IDR subsidies ETE has previously provided to ETP.
The consolidated financial statements of ETE presented herein include the results of operations of:

•	the Parent Company;

•	our controlled subsidiaries, ETP and Sunoco LP (see description of their respective operations below under “Business Operations”);

•	ETP’s and Sunoco LP’s consolidated subsidiaries and our wholly-owned subsidiaries that own the general partner and IDR interests in ETP and Sunoco LP; and

•	our wholly-owned subsidiary, Lake Charles LNG.
Our subsidiaries also own varying undivided interests in certain pipelines. Ownership of these pipelines has been structured as an ownership of an undivided interest in assets, not as an ownership interest in a partnership, limited liability company, joint venture or other forms of entities. Each owner controls marketing and invoices separately, and each owner is responsible for any loss, damage or injury that may occur to their own customers. As a result, we apply proportionate consolidation for our interests in these entities.
Certain prior period amounts have been reclassified to conform to the 2015 presentation. These reclassifications had no impact on net income or total equity.
Business Operations
The Parent Company’s principal sources of cash flow are derived from its direct and indirect investments in the limited partner and general partner interests in ETP and Sunoco LP. The Parent Company’s primary cash requirements are for general and administrative expenses, debt service requirements and distributions to its partners. Parent Company-only assets are not available to satisfy the debts and other obligations of ETE’s subsidiaries. In order to understand the financial condition of the Parent Company on a stand-alone basis, see Note 17 for stand-alone financial information apart from that of the consolidated partnership information included herein.
ETP is a publicly traded partnership whose operations comprise the following:

•
the gathering and processing, compression, treating and transportation of natural gas, focusing on providing midstream services in some of the most prolific natural gas producing regions in the United States, including the Eagle Ford, Haynesville, Barnett, Fayetteville, Marcellus, Utica, Bone Spring, and Avalon shales;

•
intrastate transportation and storage natural gas operations that own and operate natural gas pipeline systems that are engaged in the business of purchasing, gathering, transporting, processing, and marketing natural gas and NGLs in the states of Texas, Louisiana, New Mexico and West Virginia;

•	interstate pipelines that are owned and operated, either directly or through equity method investments, that transport natural gas to various markets in the United States; and

•	a controlling interest in Sunoco Logistics, a publicly traded Delaware limited partnership that owns and operates a logistics business, consisting of crude oil, NGL and refined products pipelines.
ETP also owns and operates retail marketing assets, which sell gasoline and middle distillates at retail locations and operates convenience stores primarily on the east coast and in the midwest region of the United States. In March 2016, ETP contributed to Sunoco LP its remaining 68.42% interest in Sunoco, LLC and 100% interest in the legacy Sunoco, Inc. retail business for $2.23 billion. Sunoco LP paid $2.20 billion in cash, including a working capital adjustment, and issued 5.7 million Sunoco LP common units to Retail Holdings, a wholly-owned subsidiary of ETP. The transaction was effective January 1, 2016.
Effective July 1, 2015, ETE acquired 100% of the membership interests of Sunoco GP, the general partner of Sunoco LP, and all of the IDRs of Sunoco LP from ETP, and in exchange, ETP repurchased from ETE 21 million ETP common units owned by ETE.
Lake Charles LNG operates a LNG import terminal, which has approximately 9.0 Bcf of above ground LNG storage capacity and re-gasification facilities on Louisiana’s Gulf Coast near Lake Charles, Louisiana. Lake Charles LNG is engaged in interstate commerce and is subject to the rules, regulations and accounting requirements of the FERC.
Our financial statements reflect the following reportable business segments:
•Investment in ETP, including the consolidated operations of ETP;
•Investment in Sunoco LP, including the consolidated operations of Sunoco LP;
•Investment in Lake Charles LNG, including the operations of Lake Charles LNG; and
•Corporate and Other including the following:
•activities of the Parent Company; and

•	the goodwill and property, plant and equipment fair value adjustments recorded as a result of the 2004 reverse acquisition of Heritage Propane Partners, L.P.
Regency Merger. On April 30, 2015, a wholly-owned subsidiary of ETP merged with Regency, with Regency surviving as a wholly owned subsidiary of ETP (the “Regency Merger”). Regency previously was a direct subsidiary of ETE and had been presented as a separate reportable segment. Each Regency common unit and Class F unit was converted into the right to receive 0.4124 ETP common units. ETP issued 172.2 million ETP common units to Regency unitholders, including 15.5 million units issued to subsidiaries of ETP. The 1.9 million outstanding Regency Preferred Units were converted into corresponding new ETP Series A Preferred Units on a one-for-one basis. In connection with the Regency Merger, ETE agreed to reduce the incentive distributions it receives from ETP by a total of $320 million over a five-year period. The IDR subsidy was $80 million for the year ended December 31, 2015 and will total $60 million per year for the following four years.